MINERAL EXPLORATION PROPERTIES (Detail Textuals) (Pires Gold Project)	0 Months Ended		12 Months Ended					12 Months Ended	0 Months Ended
	Mar. 14, 2012 CAD	Nov. 13, 2009 Definitive mineral property option agreement Infogeo	Dec. 31, 2010 Definitive mineral property option agreement Infogeo	Dec. 31, 2009 Definitive mineral property option agreement Infogeo CAD	Jan. 16, 2011 Definitive mineral property option agreement Infogeo	Jan. 16, 2010 Definitive mineral property option agreement Infogeo	Jun. 17, 2009 Definitive mineral property option agreement Infogeo	May 31, 2010 Definitive mineral property option agreement Infogeo First milestone of property acquisition in year one USD ($)	Jan. 16, 2011 Definitive mineral property option agreement Infogeo Second milestone of property acquisition in year two USD ($)	Jan. 16, 2010 Definitive mineral property option agreement Infogeo Second milestone of property acquisition in year two USD ($)	Jan. 16, 2011 Definitive mineral property option agreement Infogeo Third milestone of property acquisition in year three USD ($)	Jan. 16, 2011 Definitive mineral property option agreement Infogeo Four milestone of property acquisition in year four USD ($)
Mineral Exploration Properties [Line Items]
Option to acquire ownership interest			40.00%		75.00%	60.00%	100.00%	40.00%		20.00%	15.00%	25.00%
Amount paid to optionor to acquire interest in property								$ 50,000		$ 100,000
Amount paid to optionor to acquire interest in property within seven days of the execution of this agreement								25,000
Amount paid to optionor to acquire interest in property within 45 days of the execution of this agreement								25,000
Number of shares issued to optionor to acquire interest in property											100,000
Minimum expenditures on exploration of property								300,000	300,000		1,000,000
Option to purchase interest												20.00%
Option to acquire incremental interest												5.00%
Amount paid to optionor to acquire each 5% incremental interest in property												100,000
Amount paid to optionor to acquire each 5% remaining interest in property												2,000,000
Number of shares issued pursuant to agreement		300,000	150,000	150,000
Value of shares 150,000 shares issued pursuant to agreement	100,480			62,260
Value of 150,000 shares issued recorded in capital stock				62,260